Schedule I - Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company
Condensed Financial Information of the Parent Company

LIGHTINTHEBOX HOLDING CO., LTD.

Schedule I—Condensed Financial Information of the Parent Company

Balance Sheets

(All amounts in thousands)

	December 31,
	2024	2025
ASSETS
Current assets
Cash and cash equivalents	$73	$55
Amounts due from subsidiaries	147,616	145,866
TOTAL ASSETS	$147,689	$145,921

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current Liabilities
Accrued expenses and other current liabilities	$158	$302
Deficit of investments in subsidiaries	160,703	149,602
TOTAL LIABILITIES	$160,861	$149,904

SHAREHOLDERS‘ DEFICIT
Ordinary shares	$17	$17
Additional paid-in capital	282,766	280,646
Treasury shares, at cost	(30,880)	(29,392)
Accumulated deficit	(261,810)	(253,531)
Accumulated other comprehensive income	(3,265)	(1,723)
TOTAL SHAREHOLDERS‘ DEFICIT	(13,172)	(3,983)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$147,689	$145,921

LIGHTINTHEBOX HOLDING CO., LTD.

Schedule I—Condensed Financial Information of the Parent Company

Statements of Operations and Comprehensive (Loss) / Income

(All amounts in thousands)

	Years ended December 31,
	2023	2024	2025
General and administrative	$1,222	$984	$1,188
Operating loss	(1,222)	(984)	(1,188)
Share of (loss) / income from subsidiaries	(8,368)	(1,505)	9,467
Loss before income tax	(9,590)	(2,489)	8,279
Income tax expense	—	—	—
Net (loss) / income	(9,590)	(2,489)	8,279
Other comprehensive income loss:
Foreign currency translation adjustment, net of nil income tax	(832)	(1,409)	1,542
Total comprehensive (loss) / income attributable to Lightinthebox Holding Co., Ltd.’s shareholders	$(10,422)	$(3,898)	$9,821

LIGHTINTHEBOX HOLDING CO., LTD.

Schedule I—Condensed Financial Information of the Parent Company

Statements of Cash Flows

(All amounts in thousands)

	Years ended December 31,
	2023	2024	2025
Cash flow from operating activities
Net (loss) / income	$(9,590)	$(2,489)	$8,279
Adjustments to reconcile net income to net cash by operating activities
Share of (loss) / income from subsidiaries	8,368	1,505	(9,467)
Prepaid expenses and other current assets	30	156	—
Accrued expenses and other current liabilities	(72)	(509)	144
Net cash used in operating activities	(1,264)	(1,337)	(1,044)
Cash flows from investing activities
Changes in amounts due from subsidiaries	4,205	1,925	1,750
Capital injection to a subsidiary	—	(50)	—
Net cash provided by investing activities	4,205	1,875	1,750
Cash flows from financing activities
Issuance of ordinary shares from treasury shares	45	—	—
Repurchase of ordinary shares	(2,296)	(1,237)	(724)
Net cash used in financing activities	(2,251)	(1,237)	(724)
Net increase /(decrease) in cash and cash equivalents	690	(699)	(18)
Cash and cash equivalents at beginning of the year	82	772	73
Cash and cash equivalents at end of the year	$772	$73	$55

The Company performed a test on the restricted net assets of its consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only.

As of December 31, 2025, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Parent Company.

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries.

The parent Company records its investments in subsidiaries under the equity method of accounting. Such investments are presented on the condensed balance sheets as “Deficit of investments in subsidiaries” and their respective loss as “Share of (loss) / income from subsidiaries” on the condensed statements of operations and comprehensive (loss) / income.

Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment is reduced to zero unless the investor has guaranteed obligations of the subsidiaries or is otherwise committed to provide further financial support. For the purpose of this parent only information, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and regardless of the carrying value of the investments even though the Parent Company is not obligated to provide continuing support or fund losses.